Mid Cap Growth Stock Portfolio Investment Strategy - Mid Cap Growth Stock Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks of mid-capitalization growth companies. For purposes of the Portfolio, mid-capitalization companies are those companies with market capitalizations within the capitalization range of the Russell MidCap® Growth Index. As of March 31, 2026, this range was approximately $1.32 billion to $95.87 billion. The market capitalization range of the index changes over time. Securities of companies whose market capitalizations no longer fall within this range after purchase may continue to be held by the Portfolio.Growth companies, as defined by the adviser, are those included in a third-party growth index or those that exhibit certain financial characteristics (e.g., a company’s forward and historical earnings growth, or its forward and historical revenue growth) determined by the adviser to indicate the company has above-average growth potential (e.g., sales, revenue or earnings growth that may outpace peer averages or the overall market). For this purpose, a third-party growth index is an index developed, calculated, and maintained by a third-party that measures the performance of growth stocks. As part of its investment process, the adviser seeks to assess the impact of environmental, social and governance (ESG) factors on many issuers in the universe in which the Portfolio invests. The adviser’s assessment is based on an analysis of key opportunities and risks across industries to seek to identify financially material issues with respect to the Portfolio’s investments in securities and ascertain key issues that merit engagement with issuers. These ESG factor assessments may not be conclusive and securities of issuers may be purchased and retained by the Portfolio for reasons other than material ESG factors while the Portfolio may divest or not invest in securities of issuers that may be positively impacted by such factors. The Portfolio seeks to reduce overall risk by diversifying across sectors, industry groups and companies. The Portfolio’s sector exposure relative to its benchmark is driven by an investment process which relies on fundamental company analysis and individual stock selection. As a result, based upon market or economic conditions, the Portfolio may at times have a relatively high percentage of its assets invested in a particular sector of the market. The adviser may sell a security for several reasons. A security may be sold due to a change in the company’s fundamentals or if the adviser believes the security is no longer attractively valued. Investments may also be sold if the adviser identifies a stock that it believes offers a better investment opportunity. The Portfolio invests primarily in U.S. common stocks. The Portfolio may invest up to 20% of net assets in American Depositary Receipts (ADRs). The Portfolio may additionally invest in real estate investment trusts (REITs).